Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Expenses by Nature [Abstract]
Incurred expenses			$ 4,194	$ 5,211
Cash outlays			60,323	115,003
Sale of asset			15,607	16,970
insurance recovery total value			51	19,267
Tax refund and extemporaneous tax credit			5,933	41,773
Other expenses	$ 42,301	$ 23,052	109,079	108,517
Restructuring amount			82,070	60,422
Other miscellaneous			$ 12,760	$ 27,092